Share capital	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Share capital
4.5 Share capital
The share capital amounts to CHF 34.1 million and is divided into 306,847,124 registered shares with a nominal value of CHF 0.10 each (the "Class A Shares") and 341,241,680 registered shares with a nominal value of CHF 0.01 each (voting right shares) (the "Class B Shares"). No preference shares and no restrictions with Class A ordinary shares exist. The share capital is paid in at 100%.

	Class A	Class A	Class A	Class B
	Authorized registered shares	Shares held by On in treasury	Outstanding shares	Authorized and outstanding registered shares

Shares issued and outstanding as of January 1, 2024	299,998,125	(15,782,848)	284,215,277	345,437,500

Capital increase from conditional capital(4)	2,457,539	—	2,457,539	—
Sale of treasury shares related to share-based compensation	—	2,633,847	2,633,847	—
Purchase of treasury shares	—	(10,320)	(10,320)	—
Shares issued and outstanding as of December 31, 2024	302,455,664	(13,159,321)	289,296,343	345,437,500

Shares issued and outstanding as of January 1, 2025	302,455,664	(13,159,321)	289,296,343	345,437,500

Capital increase from conditional capital(1)	3,339,378		3,339,378
Capital increase from capital band(2)				6,325,000
Conversion of Class B shares to Class A shares(3)	1,052,082		1,052,082	(10,520,820)
Sale of treasury shares related to share-based compensation		3,189,789	3,189,789	—
Purchase of treasury shares	—	(4,239)	(4,239)	—
Shares issued and outstanding as of December 31, 2025	306,847,124	(9,973,771)	296,873,353	341,241,680
(1) As announced on Form 6-K filed with the SEC on August 12, 2025, we amended and restated our memorandum and articles of association to increase the number of authorized Class A ordinary shares.
(2) On December 3rd, 2025, we amended and restated our memorandum and articles of association to increase the number of authorized Class B ordinary shares.
(3) As announced on Form 6-K filed with the SEC on May 23, 2025, 10,520,820 of Class B Shares were converted into 1,052,082 Class A Ordinary Shares.
(4) On November 12, 2024, we amended and restated our memorandum and articles of association to increase the number of authorized Class A ordinary shares.
In 2025, 3,189,789 Class A shares held in treasury have been issued to employees and members of the Board of Directors. This transaction resulted in a cash inflow of CHF 8.6 million.